Information by Segment - By Geographic Area (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Total non current assets	$ 572,366	$ 506,782
Mexico and Central America
Disclosure of geographical areas [line items]
Total non current assets	245,222	234,719
Mexico
Disclosure of geographical areas [line items]
Total non current assets	237,832	220,843
United States
Disclosure of geographical areas [line items]
Total non current assets	61,164	53,447
South America
Disclosure of geographical areas [line items]
Total non current assets	121,398	117,278
Brazil
Disclosure of geographical areas [line items]
Total non current assets	67,848	65,512
Colombia
Disclosure of geographical areas [line items]
Total non current assets	17,092	14,433
Argentina
Disclosure of geographical areas [line items]
Total non current assets	4,895	4,486
Chile
Disclosure of geographical areas [line items]
Total non current assets	30,272	29,621
Uruguay
Disclosure of geographical areas [line items]
Total non current assets	3,403	2,473
Ecuador
Disclosure of geographical areas [line items]
Total non current assets	3,737	3,590
Europe
Disclosure of geographical areas [line items]
Total non current assets	$ 144,582	$ 101,338